Condensed Consolidated Balance Sheets (Parenthetical)	Mar. 31, 2014	Dec. 31, 2013	Mar. 31, 2014 Class A ordinary shares, U.S. [Member] USD ($)	Dec. 31, 2013 Class A ordinary shares, U.S. [Member] USD ($)	Mar. 31, 2014 Common Class B, Par Value In GBP [Member] GBP (£)	Dec. 31, 2013 Common Class B, Par Value In GBP [Member] GBP (£)
Common stock, par value per share (in dollars per share or pounds sterling per share)			$ 0.10	$ 0.10	£ 1	£ 1
Common shares, shares authorized (in shares)			450,000,000	450,000,000	50,000	50,000
Common shares, shares issued (in shares)			239,500,000	239,500,000	50,000	50,000
Treasury shares, shares held (in shares)	5,900,000	6,000,000